Fair Value Measurements (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 178,223,190	$ 164,923,939
Money Market Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	6,328,878	6,819,993
Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	50,746,641	48,542,002
Self-directed brokerage account
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	1,869,779	1,909,790
Common collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	117,720,134	106,647,954
Compass Minerals common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	1,557,758	1,004,200
Stock Purchase Account
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	706	638
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	178,223,190	164,923,939
Level 1 | Money Market Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	6,328,878	6,819,993
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	50,746,641	48,542,002
Level 1 | Self-directed brokerage account
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	1,869,779	1,909,790
Level 1 | Common collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	117,720,134	106,647,954
Level 1 | Compass Minerals common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	1,557,758	1,004,200
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 2 | Money Market Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 2 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 2 | Self-directed brokerage account
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 2 | Common collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 2 | Compass Minerals common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3 | Money Market Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3 | Self-directed brokerage account
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3 | Common collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3 | Compass Minerals common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 0	$ 0